Revenue (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 01, 2020	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Vehicle lease totaled		$ 126,111	$ 378,333	$ 378,333		$ 1,153,000	$ 378,333
Accounts receivable	$ 222,837				$ 72,735	637,350			$ 794,136
Allowances for doubtful			17,827			17,827			0
Debt expense			$ 0			17,827	0
Contract assets						$ 409,431
Contract liabilities billings in excess of revenue recognized									306,791
Contract liabilities									$ 67,000
Revenue recognize							$ 11,500,000
Forecast [Member]
Revenue (Details) [Line Items]
Vehicle lease totaled								$ 378,333
Vehicle Lease [Member]
Revenue (Details) [Line Items]
Vehicle lease totaled		$ 2,270,000